Condensed Consolidated Statements of Cash Flows (Q2) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (2,053,174)	$ (246,454)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,782,991	3,026,745
Stock compensation expense	176,667	81,405
Amortization of deferred rents	(683,886)	(609,000)
Amortization of deferred financing costs	390,096	518,391
Amortization of above-market lease intangibles	48,523	48,523
Amortization of below-market lease intangibles	(237,196)	(169,135)
Amortization of above-market lease intangibles	30,602	0
Unrealized loss (gain) on interest rate swap valuation	874,016	(220,571)
Income from investments in unconsolidated entities	(129,988)	(93,485)
Distributions from investments in unconsolidated entities	418,730	453,167
Change in operating assets and liabilities:
Decrease (increase) in tenant receivables	196,660	(245,400)
Decrease in due from affiliates	12,602	7,746
Increase in prepaid and other assets	(311,094)	(14,041)
Decrease in accounts payable, accrued and other liabilities	319,774	(509,586)
Decrease in due to affiliate	(949,192)	(710,290)
Net cash provided by operating activities	2,886,131	1,318,015
Cash Flows from Investing Activities:
Acquisition of real estate investments	0	(31,103,596)
Additions to existing real estate investments	0	(749,095)
Payment for tenant improvements	3,387,699	0
Payment of acquisition fees to affiliate	0	(930,000)
Refundable purchase deposits	(100,000)	(250,000)
Net cash used in investing activities	(3,487,699)	(33,032,691)
Cash Flows from Financing Activities:
Borrowings from unsecured credit facility	4,869,000	9,000,000
Repayments of unsecured credit facility	(13,869,000)	(21,000,000)
Proceeds from mortgage notes payable	6,350,000	37,845,000
Principal payments on mortgage notes payable	(14,240,853)	(12,442,642)
Refundable loan deposits	0	(35,360)
Payments of deferred financing costs to third parties	(172,797)	(676,190)
Payments of financing fees to affiliates	(63,500)	(209,550)
Proceeds from issuance of common stock and investor deposits	26,340,968	24,551,789
Payments of offering costs	(899,863)	(829,325)
Payments of commissions to Class S distributor	(51,044)	0
Repurchase of common stock	(4,443,653)	(3,662,982)
Distributions paid to common stockholders	(1,182,318)	(727,230)
Net cash provided by financing activities	2,636,940	31,813,510
Net increase in cash, cash equivalents and restricted cash	2,035,372	98,834
Cash, cash equivalents and restricted cash, beginning of period	8,755,928	4,182,755
Cash, cash equivalents and restricted cash, end of period	10,791,300	4,281,589
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	2,979,031	1,852,121
Supplemental Schedule of Noncash Investing and Financing Activities:
Reclassification to redeemable common stock	(238,153)	(4,006,748)
Reinvested distributions from common stockholders	3,664,523	2,668,673
Increase in share repurchases payable	238,153	502,508
Accrued dividends	$ 896,291	$ 643,202